Senior Secured Notes Payable (Detail) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Debt Disclosure [Abstract]
Senior Secured Notes Payable	$ 193,392	$ 193,320	$ 198,058
Senior Secured Notes Payable, Related Party	5,000	5,000	0
Long-term Debt	$ 198,392	$ 198,320	$ 198,058